Trade Receivables (Tables)	12 Months Ended
Mar. 31, 2024
Trade Receivables [Abstract]
Schedule of Trade Receivables	Trade receivables consist of the following:
	As of March 31, 2024	As of March 31, 2023
	(US$)	(US$)
Receivable from related parties	444,082	352,424
Receivable from others	3,367,494	1,537,132
Less: allowance for doubtful debts (expected credit loss)	(129,274)	(57,832)
Total receivables	$3,682,302	$1,831,724

Schedule of Risk Profile of Trade Receivables Based on the Group’s Provision Matrix	As The Group’s historical credit loss experience does not show significantly different loss patterns for different customer segments, the provision for loss allowance based on past due status is not further distinguished between The Group’s different customer base.
As at March 31, 2024

Ageing	Not past due &<30	31 - 90	90 - 180	180 - 365	>365	Total
Gross carrying amount	2,821,141	335,357	276,851	138,164	240,063	3,811,576
Expected loss rate	0.00%	0.00%	0.04%	6.61%	50.00%
Estimated total gross carrying amount at default	2,821,141	335,357	276,851	138,164	240,063	3,811,576
Lifetime ECL	—	—	106	9,137	120,031	129,274
As at March 31, 2023

Ageing	Not past due &<30	31 - 90	90 - 180	180 - 365	>365	Total
Gross carrying amount	1,259,489	239,522	220,966	59,573	110,006	1,889,556
Expected loss rate	0.00%	0.00%	0.03%	5.82%	50.00%
Estimated total gross carrying amount at default	1,259,489	239,522	220,966	59,573	110,006	1,889,556
Lifetime ECL	—	—	73	3,642	54,117	57,832

Schedule of Movement in Lifetime ECL that has Been Recognised for Trade Receivables in Accordance	The following table shows the movement in lifetime ECL that has been recognized for trade receivables in accordance with the simplified approach set out in IFRS 9.
	Collectively assessed	Individually assessed

Balance as at 31 March 2024	3,811,576	—
Balance as at 31 March 2023	1,889,554	—